CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of significant consolidated subsidiaries

		Equity Interests
Consolidated company	Country	Total capital (*)
		2024	2023	2022
Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A.	Brazil	99.86	99.86	99.86
Gerdau Aços Longos S.A. and subsidiaries (2)	Brazil	99.83	99.83	99.83
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (3)	Brazil	84.49	75.36	47.34
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Gerdau GTL México, S.A. de C.V.	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (4)	Argentina	99.98	99.98	99.98
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Next S.A. and subsidiaries (5)	Brazil	100.00	100.00	100.00

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(1)  Subsidiaries: Gerdau Ameristeel US Inc., GUSAP III LLP, GNA Financing Inc., Gerdau Macsteel Inc. and Chaparral Steel Company.
(2)  Subsidiaries: Gerdau Açominas Overseas Ltd. and SPEs Barro Alto Solar Park (SPE Barro Alto V, SPE Barro Alto VI and SPE Barro Alto VII).
(3)  Fixed-income investment fund managed by Santander Bank. The participation shown refers to the balances applied by the Company in relation to the total fund each year.
(4)  Subsidiary: Siderco S.A.
(5)Subsidiaries: G2L Logística S.A., G2base Fundações e Contenções Ltda, G2 Adições Minerais e Químicas Ltda., Gerdau Ventures Participações Ltda, Circulabi S.A., Sul Renováveis Participações S.A. and Cluster Industrial S.A.

Schedule of interests in joint ventures

		Equity Interests
Joint ventures	Country	Total capital (*)
		2024	2023	2022
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	75.00	75.00	75.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	58.73
Juntos Somos Mais Fidelização S.A.	Brazil	27.47	27.16	27.50
Addiante S.A.	Brazil	50.00	50.00	50.00
Brasil ao Cubo S.A.	Brazil	44.66	44.66	—
MRS Logística S.A.	Brazil	1.32	1.32	1.32
Ubiratã Tecnologia S.A.	Brazil	—	50.00	50.00
Gerdau Metaldom Corp. (Note 3.4)	Dominican Rep.	—	50.00	50.00
Diaco S.A. (Note 3.4)	Colombia	—	49.85	49.87

(*)  The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Schedule of summarized financial information of the joint ventures

The Company presents the joint venture information in aggregate, since the investments in these entities are not individually material. The summarized financial information of these joint ventures, accounted for under the equity method, is presented below:

	Joint ventures
Joint ventures	2024	2023	2022
Cash and cash equivalents	4,885,784	4,946,614	1,814,875
Total current assets	8,646,770	10,830,003	7,372,417
Total non-current assets	19,743,779	19,799,735	17,335,390
Short-term debt	947,126	1,387,985	1,185,768
Total current liabilities	5,063,501	7,153,365	6,234,168
Long-term debt	8,952,910	6,509,894	4,525,956
Total non-current liabilities	11,436,979	9,547,371	7,590,663
Net sales	13,996,168	20,054,786	20,570,831
Cost of sales	(9,659,890)	(12,364,560)	(15,547,621)
Income before financial income (expences) and taxes	3,404,073	4,516,140	4,214,706
Financial income	1,526,541	736,790	844,954
Financial expenses	(2,039,335)	(1,585,142)	(1,568,494)
Income and social contribution taxes	(870,477)	(827,060)	(872,898)
Net income	1,945,071	2,573,019	2,587,185
Depreciation and amortization	1,314,812	1,241,155	1,354,500
Total comprehensive income for the year, net of tax	1,945,071	2,580,649	2,584,737

Schedule of interests in associate companies

		Equity interests
Associate companies	Country	Total capital (*)
		2024	2023	2022
Dona Francisca Energética S.A.	Brazil	53.94	51.82	51.82
Newave Energia S.A.	Brazil	40.00	33.33	—

(*)  The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Schedule of summarized financial information of the associate companies

The Company presents the associate companies information in aggregate, since the investments in these entities are not individually material. The summarized financial information of the associate company, accounted for under the equity method, is presented below:

	Associate companies
Associate companies	2024	2023	2022
Cash and cash equivalents	89,078	138,389	12
Total current assets	173,927	165,048	10,148
Total non-current assets	1,064,426	424,053	165,267
Total current liabilities	54,664	122,308	22,374
Total non-current liabilities	53,305	7,965	31,266
Net sales	231,495	80,312	66,163
Cost of sales	(136,254)	(41,022)	(32,368)
Income before financial income (expences) and taxes	50,805	(15,033)	32,703
Financial income	2,685	33,528	1,187
Financial expenses	(2,619)	(4,793)	(6,359)
Income and social contribution taxes	(16,617)	(2,557)	(3,009)
Net income	34,254	9,134	24,522
Depreciation and amortization	16,165	10,329	11,646
Total comprehensive income for the year, net of tax	34,254	9,134	24,522

Schedule of fair value of the assets and liabilities at the date of acquisition

			Fair value
		Acquisition	of the
	Book Value	Adjustments	acquisition
Inventories	2,524	—	2,524
Property, plant and equipment	200,268	12,677	212,945
Assets	202,792	12,677	215,469
Goodwill	—	116,396	116,396
Total assets	202,792	129,073	331,865